PREPAID LAND LEASES (Tables)	12 Months Ended
Jun. 30, 2020
PREPAID LAND LEASES
Summary of prepaid land leases	A summary of prepaid land leases is as follows:

	June 30,
	2019	2020
Prepaid land leases	$19,232	$18,681
Less: Accumulated amortization	(2,633)	(2,939)

	$16,599	$15,742

Schedule of Annual amortization of prepaid land leases	The annual amortization of prepaid land leases for each of the five succeeding years is as follows:

Year ending June 30,
2021	$389
2022	389
2023	389
2024	389
2025	389